Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021
Gross carrying amount [member]
Disclosure of fair value measurement of assets [line items]
Investment securities measured at amortized cost	$ 16,699	$ 17,576	$ 18,157